Summary of Accounting Policies - Goodwill and Intangibles, Net (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets And Goodwill [Line Items]
Goodwill impairment charge	$ 11	$ 11	$ 0
Amortization of Intangible Assets		3	$ 3	$ 5
Estimated amortization of intangible assets, 2018	5	5
Estimated amortization of intangible assets, 2019	4	4
Estimated amortization of intangible assets, 2020	4	4
Estimated amortization of intangible assets, 2021	3	3
Estimated amortization of intangible assets, 2022	2	2
North America | Ride Performance Division
Intangible Assets And Goodwill [Line Items]
Goodwill accumulated impairment loss	306	306
Europe and South America | Clean Air Division
Intangible Assets And Goodwill [Line Items]
Goodwill accumulated impairment loss	43	43
Asia Pacific | Ride Performance Division
Intangible Assets And Goodwill [Line Items]
Goodwill accumulated impairment loss	$ 11	$ 11
Minimum [Member]
Intangible Assets And Goodwill [Line Items]
Finite useful life of intangible assets		3 years
Maximum [Member]
Intangible Assets And Goodwill [Line Items]
Finite useful life of intangible assets		50 years